SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues, net	$ 7,521,447		$ 8,248,108		$ 7,991,103
Cost of revenues	(5,738,306)		(6,554,925)		(6,351,394)
Marketing expenses	(973,598)		(488,516)		(218,895)
Share-based compensation	(478,838)		(946,444)		(861,551)
General and administrative expenses	(6,756,606)		(7,162,954)		(6,973,526)
Interest income	8,211		6,607		7,560
Interest income, related party	173,011
Interest expense	(163,014)		(409,884)		(290,745)
Share of loss from equity investment	(159,220)
Impairment on intangible assets	(906,305)
Impairment on investments	(100,444)
Impairment on goodwill	(1,118,038)
Other income	80,063		15,086		103,006
Loss before income taxes	(8,611,637)		(7,292,922)		(6,594,442)
Income taxes expense
Net loss	(8,611,637)		(7,292,922)		(6,594,442)
Current assets	7,388,135		4,764,543
Non-current assets	1,944,569		2,418,115
Total assets	9,332,704		7,182,658
Current liabilities	(5,039,741)		(5,697,790)
Non-current liabilities	(155,567)		(204,950)
Total liabilities	(5,195,308)		(5,902,740)
Net (liabilities) assets	4,137,396	[1]	1,279,918	[1]	4,193,023	$ 1,619,088
Marketing Service [Member]
Segment Reporting Information [Line Items]
Revenues, net	7,521,129		8,114,980		7,991,103
Cost of revenues	(5,738,172)		(5,997,406)		(6,338,434)
Marketing expenses	(107,085)		(118,779)		(206,117)
Share-based compensation
General and administrative expenses	(2,409,264)		(2,724,736)		(3,048,041)
Interest income	7,662		4,950		3,180
Interest income, related party
Interest expense	(80,085)		(309,526)		(203,453)
Share of loss from equity investment
Impairment on intangible assets	(906,305)
Impairment on investments
Impairment on goodwill
Other income	19,643		15,086		14,311
Loss before income taxes	(1,692,477)		(1,015,431)		(1,787,451)
Income taxes expense
Net loss	(1,692,477)		(1,015,431)		(1,787,451)
Current assets	2,003,979		2,531,282
Non-current assets	231,429		2,300,609
Total assets	2,235,408		4,831,891
Current liabilities	(2,800,558)		(3,367,033)
Non-current liabilities	(155,567)		(204,950)
Total liabilities	(2,956,125)		(3,571,983)
Net (liabilities) assets	(720,717)		1,259,908
Social Commerce [Member]
Segment Reporting Information [Line Items]
Revenues, net	318		133,128
Cost of revenues	(134)		(557,519)		(12,960)
Marketing expenses
Share-based compensation
General and administrative expenses					(383,602)
Interest income
Interest income, related party
Interest expense
Share of loss from equity investment
Impairment on intangible assets
Impairment on investments
Impairment on goodwill
Other income					72,561
Loss before income taxes	184		(424,391)		(324,001)
Income taxes expense
Net loss	184		(424,391)		(324,001)
Current assets
Non-current assets
Total assets
Current liabilities
Non-current liabilities
Total liabilities
Net (liabilities) assets
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Revenues, net
Cost of revenues
Marketing expenses	(866,513)		(369,737)		(12,778)
Share-based compensation	(478,838)		(946,444)		(861,551)
General and administrative expenses	(4,347,342)		(4,438,218)		(3,541,883)
Interest income	549		1,657		4,380
Interest income, related party	173,011
Interest expense	(82,929)		(100,358)		(87,292)
Share of loss from equity investment	(159,220)
Impairment on intangible assets
Impairment on investments	(100,444)
Impairment on goodwill	(1,118,038)
Other income	60,420				16,134
Loss before income taxes	(6,919,344)		(5,853,100)		(4,482,990)
Income taxes expense
Net loss	(6,919,344)		(5,853,100)		$ (4,482,990)
Current assets	5,384,156		2,233,261
Non-current assets	1,713,140		117,506
Total assets	7,097,296		2,350,767
Current liabilities	(2,239,183)		(2,330,757)
Non-current liabilities
Total liabilities	(2,239,183)		(2,330,757)
Net (liabilities) assets	$ 4,858,113		$ 20,010

[1]	The consolidated financial statements have been adjusted to reflect the 1-for-20 reverse share split effective January 13, 2026.